Document and Entity Information	Sep. 29, 2021
Cover [Abstract]
Entity Registrant Name	EVEREST RE GROUP LTD
Amendment Flag	false
Entity Central Index Key	0001095073
Document Type	8-K
Document Period End Date	Sep. 29, 2021
Entity Incorporation State Country Code	D0
Entity File Number	1-15731
Entity Tax Identification Number	98-0365432
Entity Address, Address Line One	Seon Place - 4th Floor
Entity Address, Address Line Two	141 Front Street
Entity Address, Address Line Three	PO Box HM 845
Entity Address, City or Town	Hamilton HM 19
Entity Address, Postal Zip Code	HM 19
Entity Address, Country	BM
City Area Code	441
Local Phone Number	295-0006
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Comman Shares, $0.01 par value
Trading Symbol	RE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false